Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 103,731,780.90
Total Fee Amount	14,325.36
Total Offset Amount	0.00
Net Fee	$ 14,325.36
Offering Table N/A
Offset Table N/A	N/A